UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2013

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.25%

COMMON STOCKS 4.21%

Agency/Government Related 0.01%

Fannie Mae*	818	$1,071,829

Airlines 0.08%

United Continental Holdings, Inc.*	210	6,449,100

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.*	29	1,427,500

Automakers 0.05%

General Motors Co.*	125	4,496,250

Banking 0.21%

Fifth Third Bancorp	350	6,314,000
Huntington Bancshares, Inc.	700	5,782,000
Regions Financial Corp.	600	5,556,000
Total		17,652,000

Chemicals 0.30%

Axiall Corp.	150	5,668,500
Monsanto Co.	185	19,308,450
Total		24,976,950

Computer Hardware 0.09%

Apple, Inc.	15	7,151,250

Consumer Products 0.15%

Estee Lauder Cos., Inc. (The) Class A	185	12,931,500

Diversified Capital Goods 0.14%

Emerson Electric Co.	175	11,322,500

Electronics 0.05%

Broadcom Corp. Class A	150	3,901,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Shares (000)	Fair Value
Energy: Exploration & Production 0.72%

Concho Resources, Inc.*	175	$19,041,750
Kodiak Oil & Gas Corp.*	500	6,030,000
SM Energy Co.	135	10,420,650
Whiting Petroleum Corp.*	409	24,482,839
Total		59,975,239

Food: Wholesale 0.06%

Boulder Brands, Inc.*	300	4,812,000

Health Services 0.10%

Team Health Holdings, Inc.*	220	8,346,800

Investments & Miscellaneous Financial Services 0.15%

SPDR S&P 500 ETF Trust	75	12,607,500

Life Insurance 0.20%

MetLife, Inc.	350	16,432,500

Machinery 0.16%

Chart Industries, Inc.*	85	10,458,400
Generac Holdings, Inc.	75	3,198,000
Total		13,656,400

Media: Diversified 0.10%

Time Warner, Inc.	125	8,226,250

Medical Products 0.20%

Theravance, Inc.*	215	8,795,971
Thermo Fisher Scientific, Inc.	90	8,293,500
Total		17,089,471

Metals/Mining (Excluding Steel) 0.11%

Precision Castparts Corp.	40	9,089,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Shares (000)	Fair Value
Multi-Line Insurance 0.05%

Hartford Financial Services Group, Inc.	140	$4,356,800

Pharmaceuticals 0.32%

Amarin Corp. plc ADR*	400	2,528,000
BioMarin Pharmaceutical, Inc.*	200	14,444,000
Bristol-Myers Squibb Co.	75	3,471,000
Vertex Pharmaceuticals, Inc.*	83	6,276,986
Total		26,719,986

Printing & Publishing 0.02%

Tribune Co.*	30	1,892,700

Real Estate Investment Trusts 0.07%

Camden Property Trust	100	6,144,000

Software/Services 0.40%

Alliance Data Systems Corp.*	50	10,573,500
Fortinet, Inc.*	250	5,065,000
Informatica Corp.*	300	11,691,000
VMware, Inc. Class A*	70	5,663,000
Total		32,992,500

Specialty Retail 0.09%

Home Depot, Inc. (The)	100	7,585,000

Support: Services 0.03%

Hertz Global Holdings, Inc.*	100	2,216,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Shares (000)	Fair Value
Telecommunications Equipment 0.25%

Aruba Networks, Inc.*	550	$9,152,000
Palo Alto Networks, Inc.*	260	11,913,200
Total		21,065,200

Telecommunications: Wireless 0.08%

QUALCOMM, Inc.	100	6,736,000

Total Common Stocks (cost $329,025,016)		351,324,325

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 6.68%

Apparel/Textiles 0.15%

Iconix Brand Group, Inc.†	1.50%	3/15/2018		$10,000	12,187,500

Auto Loans 0.25%

Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	14,000	20,800,373

Auto Parts & Equipment 0.09%

Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$8,250	7,579,688

Automakers 0.15%

Ford Motor Co.	4.25%	11/15/2016		6,250	12,378,906

Computer Hardware 0.59%

Intel Corp.	2.95%	12/15/2035		6,200	6,727,000
Intel Corp.	3.25%	8/1/2039		7,000	8,680,035
Micron Technology, Inc.	2.375%	5/1/2032		12,500	23,968,750
SanDisk Corp.	1.50%	8/15/2017		7,575	10,055,812
Total					49,431,597

Electronics 0.09%

ON Semiconductor Corp.	2.625%	12/15/2026		7,000	7,599,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.33%

Chesapeake Energy Corp.	2.50%	5/15/2037	$15,000	$14,812,500
Cobalt International Energy, Inc.	2.625%	12/1/2019	12,000	12,705,000
Total				27,517,500

Health Services 0.37%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	18,000	21,206,250
Illumina, Inc.†	0.25%	3/15/2016	8,600	9,836,250
Total				31,042,500

Hotels 0.34%

Host Hotels & Resorts LP†	2.50%	10/15/2029	20,000	28,125,000

Integrated Energy 0.05%

SunPower Corp.	4.50%	3/15/2015	3,000	3,952,500

Machinery 0.34%

Altra Holdings, Inc.	2.75%	3/1/2031	8,750	10,445,312
Chart Industries, Inc.	2.00%	8/1/2018	9,675	18,055,969
Total				28,501,281

Managed Care 0.11%

WellPoint, Inc.†	2.75%	10/15/2042	7,500	9,585,938

Metals/Mining (Excluding Steel) 0.06%

Newmont Mining Corp.	1.25%	7/15/2014	5,000	5,056,250

Monoline Insurance 0.07%

MGIC Investment Corp.	2.00%	4/1/2020	4,375	5,575,391

Oil Field Equipment & Services 0.27%

Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	17,500	22,662,500

Pharmaceuticals 1.18%

Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	4,700	5,070,125
Gilead Sciences, Inc.	1.625%	5/1/2016	14,000	38,788,820
Medivation, Inc.	2.625%	4/1/2017	18,400	25,978,500
Mylan, Inc.	3.75%	9/15/2015	10,000	29,031,250
Total				98,868,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Railroads 0.09%

Trinity Industries, Inc.	3.875%	6/1/2036	$6,000	$7,308,750

Software/Services 1.51%

Concur Technologies, Inc.†	0.50%	6/15/2018	4,725	5,737,922
Electronic Arts, Inc.	0.75%	7/15/2016	2,575	2,808,359
EMC Corp.	1.75%	12/1/2013	7,250	11,590,974
Medidata Solutions, Inc.†	1.00%	8/1/2018	8,640	9,649,800
NetSuite, Inc.†	0.25%	6/1/2018	12,100	13,786,438
Nuance Communications, Inc.	2.75%	8/15/2027	2,200	2,508,000
Nuance Communications, Inc.	2.75%	11/1/2031	9,300	9,445,313
Salesforce.com, Inc.	0.75%	1/15/2015	10,000	24,337,500
Shutterfly, Inc.†	0.25%	5/15/2018	6,475	7,183,203
Web.com Group, Inc.	1.00%	8/15/2018	3,775	4,305,859
Workday, Inc.†	0.75%	7/15/2018	8,275	9,759,328
Xilinx, Inc.	2.625%	6/15/2017	15,500	25,226,250
Total				126,338,946

Support: Services 0.31%

priceline.com, Inc.	1.00%	3/15/2018	14,000	18,060,000
priceline.com, Inc.	1.25%	3/15/2015	2,358	7,833,159
Total				25,893,159

Telecommunications Equipment 0.28%

Ciena Corp.†	3.75%	10/15/2018	2,000	2,956,250
Ciena Corp.	4.00%	12/15/2020	3,000	4,545,000
Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	15,800	15,721,000
Total				23,222,250

Telecommunications: Wireless 0.05%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	3,500	3,893,750

Total Convertible Bonds (cost $477,764,657)				557,521,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 2.54%

Aerospace/Defense 0.34%

United Technologies Corp.	7.50%	435	$28,183,650

Auto Parts & Equipment 0.06%

Cooper-Standard Holdings, Inc. PIK	7.00%	22	4,755,894

Automakers 0.14%

General Motors Co.	4.75%	230	11,534,500

Banking 0.28%

Bank of America Corp.	7.25%	18	19,305,000
Wells Fargo & Co.	7.50%	4	4,265,662
Total			23,570,662

Electric: Integrated 0.48%

Dominion Resources, Inc.	6.00%	105	5,612,250
NextEra Energy, Inc.	5.889%	300	16,392,000
PPL Corp.	8.75%	335	17,999,550
Total			40,003,800

Food: Wholesale 0.23%

Bunge Ltd.	4.875%	180	19,023,750

Investments & Miscellaneous Financial Services 0.36%

AMG Capital Trust I	5.10%	239	15,116,750
AMG Capital Trust II	5.15%	262	15,277,875
Total			30,394,625

Life Insurance 0.14%

MetLife, Inc.	5.00%	400	11,464,000

Metals/Mining (Excluding Steel) 0.19%

Cliffs Natural Resources, Inc.	7.00%	800	15,816,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Dividend Rate	Shares (000)	Fair Value
Railroads 0.18%

Genesee & Wyoming, Inc.	5.00%	120	$15,390,000

Real Estate Investment Trusts 0.04%

Alexandria Real Estate Equities, Inc.	7.00%	120	3,086,400

Steel Producers/Products 0.07%

ArcelorMittal (Luxembourg)(b)	6.00%	280	6,017,200

Telecommunications: Integrated/Services 0.03%

Intelsat SA (Luxembourg)(b)	5.75%	40	2,442,800

Total Convertible Preferred Stocks (cost $192,881,813)			211,683,281

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 2.13%

Chemicals 0.05%

OXEA Finance LLC USD 2nd Lien Term Loan	8.25%	7/15/2020	$4,000	3,997,500

Diversified Capital Goods 0.07%

Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	3,970	3,994,812
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/11/2020	1,750	1,789,375
Total				5,784,187

Electric: Integrated 0.08%

Essential Power LLC Term Loan B	4.25%	8/8/2019	6,683	6,728,596

Food & Drug Retailers 0.19%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	7,214	7,211,514
Rite Aid Corp. Tranche 1 Term Loan (2nd Lien)	5.75%	8/21/2020	8,700	8,935,596
Total				16,147,110

Food: Wholesale 0.15%

Diamond Foods, Inc. Revolver	5.50% - 6.25%	2/25/2015	2,414	2,365,890
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	4,029	4,019,096
New HB Acquisition LLC Term Loan	6.75%	4/9/2020	6,450	6,632,761
Total				13,017,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 0.12%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	$3,400	$3,485,000
Drumm Investors LLC Term Loan	5.00%	5/4/2018	6,823	6,554,732
Total				10,039,732

Health Services 0.12%

CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/19/2019	9,870	9,962,266

Investments & Miscellaneous Financial Services 0.15%

Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019	6,900	6,874,125
Sedgwick Claims Management Services, Inc. Additional Term Loan B	8.00%	12/12/2018	5,250	5,355,026
Total				12,229,151

Media: Broadcast 0.22%

Clear Channel Communications, Inc. Tranche B Term Loan	3.829%	1/29/2016	17,564	16,590,991
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	1,629	1,668,781
Total				18,259,772

Media: Cable 0.10%

Virgin Media Investment Holdings Ltd. USD Term Loan B (United Kingdom)(b)	3.50%	6/8/2020	8,500	8,465,150

Media: Diversified 0.20%

Activision Blizzard, Inc. 10 yr Bridge Term Loan	—	9/1/2023	5,500	5,500,000
Activision Blizzard, Inc. 8 yr Bridge Term Loan	—	9/1/2021	11,000	11,000,000
Total				16,500,000

Media: Services 0.26%

Affinion Group, Inc. Term Loan B	6.50%	10/10/2016	15,395	14,986,684
Digital Generation, Inc. Initial Term Loan	7.25%	7/26/2018	7,150	7,096,324
Total				22,083,008

Oil Field Equipment & Services 0.17%

Fieldwood Energy LLC 2nd Lien Term Loan	8.375%	10/1/2018	14,000	13,978,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Software/Services 0.25%

ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(b)	8.25%	5/21/2021			$3,000	$3,009,375
SRA International, Inc. Term Loan B	6.50%	7/20/2018			13,248	13,140,709
Syniverse Holdings, Inc. Term Loan	4.00%	4/23/2019			4,799	4,798,147
Total						20,948,231

Total Floating Rate Loans (cost $175,777,256)						178,140,610

FOREIGN BONDS(a) 0.54%

Luxembourg 0.14%

Matterhorn Mobile SA†	6.75%	5/15/2019		CHF	6,900	8,202,176
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019		CHF	3,200	3,538,453
Total						11,740,629

Netherlands 0.13%

Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019		EUR	5,200	7,580,021
Refresco Group BV†	7.375%	5/15/2018		EUR	2,000	2,889,472
Total						10,469,493

United Kingdom 0.27%

R&R Ice Cream plc†	8.375%	11/15/2017		EUR	10,400	15,089,694
Old Mutual plc	6.376%	—	(e)	GBP	5,258	7,690,756
Total						22,780,450

Total Foreign Bonds (cost $43,265,083)						44,990,572

FOREIGN GOVERNMENT OBLIGATIONS 0.23%

Bermuda 0.11%

Bermuda Government†	4.138%	1/3/2023			$9,450	9,119,250

Canada 0.12%

Government of Canada(a)	2.75%	9/1/2016		CAD	10,000	10,076,404

Total Foreign Government Obligations (cost $19,974,671)						19,195,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.73%

Federal National Mortgage Assoc. (cost $61,091,411)	3.50%	7/1/2043	$59,630	$60,859,016

HIGH YIELD CORPORATE BONDS 80.41%

Aerospace/Defense 1.77%

B/E Aerospace, Inc.	5.25%	4/1/2022	43,700	43,590,750
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023	10,100	10,150,500
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	9,782,500
GenCorp, Inc.†	7.125%	3/15/2021	15,000	15,787,500
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	15,000	16,237,500
ManTech International Corp.	7.25%	4/15/2018	17,000	18,147,500
Spirit Aerosystems, Inc.	6.75%	12/15/2020	21,300	22,418,250
Triumph Group, Inc.	4.875%	4/1/2021	11,700	11,319,750
Total				147,434,250

Airlines 0.14%

United Airlines, Inc.	6.636%	7/2/2022	6,697	6,964,383
United Continental Holdings, Inc.	6.375%	6/1/2018	2,800	2,863,000
US Airways 2013-1 Class B Pass Through Trust	5.375%	11/15/2021	1,950	1,852,500
Total				11,679,883

Apparel/Textiles 0.65%

Hanesbrands, Inc.	6.375%	12/15/2020	7,500	8,118,750
Levi Strauss & Co.	6.875%	5/1/2022	5,000	5,325,000
Levi Strauss & Co.	7.625%	5/15/2020	8,675	9,390,688
Perry Ellis International, Inc.	7.875%	4/1/2019	10,100	10,706,000
PVH Corp.	4.50%	12/15/2022	3,300	3,135,000
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021	5,500	5,403,750
William Carter Co. (The)†	5.25%	8/15/2021	8,000	8,040,000
Wolverine World Wide, Inc.	6.125%	10/15/2020	3,900	4,065,750
Total				54,184,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Loans 0.14%

Ford Motor Credit Co. LLC	5.875%	8/2/2021		$7,300	$8,127,769
General Motors Financial Co., Inc.†	4.25%	5/15/2023		3,900	3,573,375
Total					11,701,144

Auto Parts & Equipment 1.15%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		5,000	5,350,000
Dana Holding Corp.	5.375%	9/15/2021		19,700	19,453,750
Dana Holding Corp.	6.50%	2/15/2019		12,000	12,810,000
Delphi Corp.	5.00%	2/15/2023		9,330	9,679,875
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		14,500	15,007,500
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,680,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,425	10,410,125
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,811,875
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,175,000
Total					96,378,125

Automakers 0.29%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		5,000	5,625,000
General Motors Co.(c)	8.375%	—	(e)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		12,500	12,281,250
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,645,000
Total					24,552,750

Banking 2.69%

Ally Financial, Inc.	8.30%	2/12/2015		10,000	10,800,000
Astoria Depositor Corp.†	5.744%	5/1/2016		6,747	6,746,745
Bank of America Corp.	8.00%	—	(e)	15,000	16,387,380
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017		6,000	6,664,152
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,229,687
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		10,000	11,161,940
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	5,991,977
JPMorgan Chase & Co.	6.30%	4/23/2019		10,000	11,730,220
JPMorgan Chase & Co.	7.90%	—	(e)	5,000	5,430,220
LBG Capital No.1 plc†(f)	8.00%	—	(e)	7,500	7,866,000
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		10,000	10,876,390
Morgan Stanley	6.25%	8/28/2017		15,000	17,084,355
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		9,000	8,912,412
People’s United Financial, Inc.	3.65%	12/6/2022		15,550	14,843,999
Regions Bank	6.45%	6/26/2037		6,650	6,977,792
Regions Bank	7.50%	5/15/2018		9,942	11,717,790
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.125%	12/15/2022		5,700	5,762,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	7.64%	—	(e)	$17,570	$16,867,200
SVB Financial Group	5.375%	9/15/2020		9,350	10,320,408
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,738,125
Wachovia Capital Trust III	5.57%	—	(e)	15,000	13,650,000
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Total					224,761,389

Beverages 0.21%

Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,353,375
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	13,202,000
Total					17,555,375

Brokerage 0.46%

Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	13,261,668
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	25,287,580
Total					38,549,248

Building & Construction 0.69%

Beazer Homes USA, Inc.	7.25%	2/1/2023		1,550	1,495,750
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		5,779	5,143,310
KB Home	9.10%	9/15/2017		15,000	17,362,500
Lennar Corp.	4.125%	12/1/2018		5,500	5,280,000
Lennar Corp.	12.25%	6/1/2017		9,500	12,160,000
Ryland Group, Inc. (The)	5.375%	10/1/2022		8,500	7,990,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021		8,500	7,947,500
Total					57,379,060

Building Materials 0.92%

American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021		3,700	3,649,125
Associated Materials LLC/AMH New Finance, Inc.†	9.125%	11/1/2017		2,300	2,455,250
Griffon Corp.	7.125%	4/1/2018		6,200	6,603,000
HD Supply, Inc.	11.50%	7/15/2020		7,750	9,261,250
Interline Brands, Inc. PIK	10.00%	11/15/2018		2,675	2,935,813
Masco Corp.	7.125%	3/15/2020		12,000	13,590,000
Nortek, Inc.	8.50%	4/15/2021		4,670	5,101,975
Owens Corning, Inc.	4.20%	12/15/2022		10,000	9,773,820
Owens Corning, Inc.	9.00%	6/15/2019		15,000	18,262,275
RSI Home Products, Inc.†	6.875%	3/1/2018		5,000	5,187,500
Total					76,820,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals 2.32%

Airgas, Inc.	7.125%	10/1/2018		$10,500	$10,874,115
Ashland, Inc.	4.75%	8/15/2022		11,200	10,556,000
Axiall Corp.†	4.875%	5/15/2023		14,000	13,317,500
CF Industries, Inc.	3.45%	6/1/2023		5,000	4,643,305
Chemtura Corp.	5.75%	7/15/2021		12,000	12,030,000
Dow Chemical Co. (The)	8.55%	5/15/2019		10,000	12,768,540
Eagle Spinco, Inc.†	4.625%	2/15/2021		22,075	21,274,781
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018		9,000	9,360,000
Huntsman International LLC	8.625%	3/15/2020		15,000	16,575,000
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020		7,200	7,758,000
INEOS Group Holdings SA (Luxembourg)†(b)	6.125%	8/15/2018		2,900	2,842,000
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021		2,000	2,286,390
Methanex Corp. (Canada)(b)	5.25%	3/1/2022		9,900	10,286,674
NewMarket Corp.	4.10%	12/15/2022		6,780	6,556,199
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023		3,625	3,645,391
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019		12,000	12,060,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020		5,200	5,122,000
Phibro Animal Health Corp.†	9.25%	7/1/2018		16,300	17,604,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020		10,000	10,100,000
TPC Group, Inc.†	8.75%	12/15/2020		3,900	4,007,250
Total					193,667,145

Computer Hardware 0.30%

Brocade Communications Systems, Inc.	6.875%	1/15/2020		12,500	13,562,500
NCR Corp.	5.00%	7/15/2022		3,200	2,992,000
Seagate HDD Cayman	6.875%	5/1/2020		8,000	8,800,000
Total					25,354,500

Consumer/Commercial/Lease Financing 2.70%

Air Lease Corp.	5.625%	4/1/2017		17,500	18,725,000
Aircastle Ltd.	6.25%	12/1/2019		7,775	8,260,937
CIT Group, Inc.	4.25%	8/15/2017		20,000	20,450,000
CIT Group, Inc.	5.00%	8/15/2022		25,000	24,544,300
Discover Financial Services	3.85%	11/21/2022		8,545	8,168,097
General Electric Capital Corp.	7.125%	—	(e)	3,000	3,275,103
International Lease Finance Corp.	6.25%	5/15/2019		10,000	10,550,000
International Lease Finance Corp.	8.25%	12/15/2020		6,100	6,969,250
International Lease Finance Corp.	8.75%	3/15/2017		34,000	39,185,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		24,160	23,254,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022		15,700	14,954,250
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		8,000	8,380,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	$10,950	$11,059,500
SLM Corp.	5.50%	1/15/2019	6,200	6,146,544
SLM Corp.	6.00%	1/25/2017	9,200	9,798,000
SLM Corp.	8.45%	6/15/2018	10,000	11,325,000
Total				225,044,981

ConsumerProducts 0.74%

Avon Products, Inc.	4.60%	3/15/2020	5,680	5,898,322
Avon Products, Inc.	5.00%	3/15/2023	7,000	7,056,350
Elizabeth Arden, Inc.	7.375%	3/15/2021	27,700	29,777,500
Prestige Brands, Inc.	8.125%	2/1/2020	1,435	1,585,675
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020	11,350	11,860,750
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022	5,000	5,200,000
Total				61,378,597

Department Stores 0.09%

Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	7,800	7,332,000

Diversified Capital Goods 1.79%

Actuant Corp.	5.625%	6/15/2022	8,320	8,361,600
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	15,975,000
Anixter, Inc.	5.625%	5/1/2019	11,300	11,695,500
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	5,000	4,987,500
Belden, Inc.†	5.50%	9/1/2022	15,000	14,550,000
Mueller Water Products, Inc.	7.375%	6/1/2017	10,800	11,124,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	12,483,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%	12/15/2020	20,000	20,650,000
SPX Corp.	6.875%	9/1/2017	21,000	23,415,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	6,175	6,205,875
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	20,163,763
Total				149,611,238

Electric: Generation 0.77%

Calpine Corp.†	7.875%	7/31/2020	2,525	2,733,313
DPL, Inc.	7.25%	10/15/2021	15,725	16,157,437
Dynegy, Inc.†	5.875%	6/1/2023	2,500	2,287,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	6,359	4,228,956
Mirant Americas Generation LLC	9.125%	5/1/2031	15,125	15,956,875
NRG Energy, Inc.	7.625%	1/15/2018	4,000	4,450,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,485	18,446,675
Total				64,260,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 1.04%

AES Corp. (The)	4.875%	5/15/2023	$7,000	$6,580,000
AES Corp. (The)	8.00%	10/15/2017	12,500	14,437,500
Black Hills Corp.	5.875%	7/15/2020	8,000	8,836,792
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	23,671,125
National Fuel Gas Co.	4.90%	12/1/2021	4,000	4,233,088
National Fuel Gas Co.	6.50%	4/15/2018	20,000	23,153,140
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,292,100
Total				87,203,745

Electronics 1.22%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	15,000	14,756,250
Artesyn Escrow, Inc.†(g)	9.75%	10/15/2020	9,400	9,499,922
CPI International, Inc.	8.00%	2/15/2018	15,500	16,042,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,570,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	1,792	1,963,136
Freescale Semiconductor, Inc.	10.75%	8/1/2020	21,810	24,372,675
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	9,625,000
Magnachip Semiconductor Corp. (South Korea)†(b)	6.625%	7/15/2021	8,000	7,940,000
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	7,550	8,154,000
Total				101,923,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 8.16%

Antero Resources Finance Corp.	7.25%	8/1/2019	$10,000	$10,600,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	18,700	17,484,500
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,363,000
Berry Petroleum Co.	6.75%	11/1/2020	21,000	21,472,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	20,100	20,150,250
Chaparral Energy, Inc.	7.625%	11/15/2022	13,850	14,127,000
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	20,564,000
Concho Resources, Inc.	5.50%	4/1/2023	28,400	28,187,000
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,770,000
Continental Resources, Inc.	4.50%	4/15/2023	8,000	7,890,000
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,244,000
Continental Resources, Inc.	8.25%	10/1/2019	19,175	21,188,375
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	14,000	13,790,000
Diamondback Energy, Inc.†	7.625%	10/1/2021	7,500	7,668,750
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	27,800	29,051,000
Forest Oil Corp.	7.25%	6/15/2019	25,000	25,125,000
Halcon Resources Corp.	8.875%	5/15/2021	5,000	5,150,000
Halcon Resources Corp.	9.75%	7/15/2020	15,800	16,787,500
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	15,131,997
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	14,000	13,825,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	21,033,587
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,455,000
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	7,600	7,144,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	19,400	19,691,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	15,000	15,150,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	4,100	4,038,500
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	18,750	18,984,375
Newfield Exploration Co.	5.625%	7/1/2024	28,000	27,230,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,950,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	21,300,000
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	25,000	4,125,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	9,300	8,381,625
PDC Energy, Inc.	7.75%	10/15/2022	17,800	18,957,000
Plains Exploration & Production Co.	6.50%	11/15/2020	22,250	23,898,569
Plains Exploration & Production Co.	6.875%	2/15/2023	6,200	6,680,500
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,725,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	8,540,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	9,550,000
Range Resources Corp.	5.00%	3/15/2023	13,600	13,124,000
Seadrill Ltd.†	6.125%	9/15/2020	20,000	19,725,000
SM Energy Co.	6.50%	11/15/2021	10,000	10,450,000
SM Energy Co.	6.50%	1/1/2023	4,200	4,305,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

SM Energy Co.	6.625%	2/15/2019	$18,700	$19,541,500
Stone Energy Corp.	7.50%	11/15/2022	27,500	29,012,500
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	10,942,875
WPX Energy, Inc.	6.00%	1/15/2022	20,000	20,375,000
Total				680,879,903

Environmental 0.23%

ADS Waste Holdings, Inc.†	8.25%	10/1/2020	5,000	5,300,000
Clean Harbors, Inc.	5.25%	8/1/2020	14,300	14,228,500
Total				19,528,500

Food & Drug Retailers 0.95%

Cencosud SA (Chile)†(b)	4.875%	1/20/2023	4,650	4,425,549
New Albertson’s, Inc.	7.45%	8/1/2029	3,500	2,826,250
New Albertson’s, Inc.	7.75%	6/15/2026	5,290	4,337,800
Rite Aid Corp.†	6.875%	12/15/2028	2,000	1,905,000
Rite Aid Corp.	7.70%	2/15/2027	27,000	27,810,000
Rite Aid Corp.	10.25%	10/15/2019	10,000	11,300,000
Stater Bros Holdings, Inc.	7.375%	11/15/2018	5,000	5,312,500
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	14,000	15,400,000
Tops Holding II Corp. PIK†	8.75%	6/15/2018	6,200	6,347,250
Total				79,664,349

Food: Wholesale 1.77%

B&G Foods, Inc.	4.625%	6/1/2021	10,000	9,575,000
BRF SA (Brazil)†(b)	3.95%	5/22/2023	4,250	3,665,625
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,725	5,982,625
Del Monte Corp.	7.625%	2/15/2019	18,000	18,765,000
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	10,000	9,562,500
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,486,432
Land O’Lakes, Inc.†	6.00%	11/15/2022	9,750	9,993,750
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	4,700	4,888,000
Post Holdings, Inc.†	7.375%	2/15/2022	1,900	2,006,875
Post Holdings, Inc.	7.375%	2/15/2022	20,000	21,125,000
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,350,000
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	4,868,963
US Foods, Inc.	8.50%	6/30/2019	20,000	21,175,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	$18,250	$19,088,295
Wells Enterprises, Inc.†	6.75%	2/1/2020	1,550	1,584,875
Total				148,117,940

Forestry/Paper 0.47%

Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	8,710,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	10,000	10,150,000
Rock-Tenn Co.	3.50%	3/1/2020	5,000	4,951,090
Rock-Tenn Co.	4.90%	3/1/2022	3,248	3,362,814
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	12,209,260
Total				39,383,164

Gaming 2.45%

CCM Merger, Inc.†	9.125%	5/1/2019	14,000	14,665,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	8,525	8,439,750
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	22,901,125
MCE Finance Ltd.†	5.00%	2/15/2021	18,000	17,325,000
MGM Resorts International	7.625%	1/15/2017	7,500	8,418,750
Mohegan Tribal Gaming Authority†	9.75%	9/1/2021	7,800	8,190,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	22,700,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	9,040,500
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	12,000	13,020,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	7,931,250
PNK Finance Corp.†	6.375%	8/1/2021	13,700	14,042,500
River Rock Entertainment Authority (The)	9.00%	11/1/2018	13,168	10,731,920
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	10,160	11,125,200
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	15,500	15,529,063
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	16,000	15,360,000
Wynn Las Vegas LLC/Capital Corp.	5.375%	3/15/2022	5,300	5,353,000
Total				204,773,058

Gas Distribution 3.31%

Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	5,000	5,162,500
El Paso Corp.	6.50%	9/15/2020	10,000	10,522,540
El Paso Corp.	7.00%	6/15/2017	12,000	13,443,276
El Paso Corp.	7.75%	1/15/2032	10,000	10,272,860
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	23,271,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	$12,000	$12,030,000
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	10,164,375
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,607,367
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	7,400	7,751,500
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	19,994,441
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	3,650	3,640,875
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	16,342,695
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	7,900	7,979,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,349,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,334,298
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,445,000
Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25%	2/15/2021	5,000	5,081,250
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,839,130
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,892,198
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,762,722
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	5,500	5,005,000
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	5,800	5,597,000
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	10,000	9,837,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	16,220	17,436,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	8,525	8,546,312
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	7,878,000
Total				276,187,677

Health Facilities 3.86%

Amsurg Corp.	5.625%	11/30/2020	10,000	10,050,000
Capella Healthcare, Inc.	9.25%	7/1/2017	14,125	15,149,063
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	58,000	61,117,500
DaVita, Inc.	5.75%	8/15/2022	21,500	21,365,625
Dignity Health	4.50%	11/1/2042	8,400	6,958,778
HCA Holdings, Inc.	6.25%	2/15/2021	5,000	5,093,750
HCA Holdings, Inc.	7.75%	5/15/2021	40,000	42,650,000
HCA, Inc.	6.50%	2/15/2020	10,000	10,862,500
HCA, Inc.	7.50%	2/15/2022	25,000	27,500,000
HCA, Inc.	7.69%	6/15/2025	6,435	6,620,006
HealthSouth Corp.	8.125%	2/15/2020	21,000	22,968,750
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,452,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Omega Healthcare Investors, Inc.	7.50%	2/15/2020	$7,750	$8,466,875
Tenet Healthcare Corp.†	8.125%	4/1/2022	36,600	38,292,750
Tenet Healthcare Corp.	9.25%	2/1/2015	5,000	5,475,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	31,800,000
Total				321,822,597

Health Services 0.43%

Service Corp. International†	5.375%	1/15/2022	3,900	3,729,375
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,531,250
Truven Health Analytics, Inc.	10.625%	6/1/2020	17,000	18,615,000
Total				35,875,625

Hotels 0.65%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†(g)	5.625%	10/15/2021	13,600	13,659,500
Host Hotels & Resorts LP	5.25%	3/15/2022	3,880	4,034,040
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	12,000	12,720,000
RHP Hotel Properties LP/RHP Finance Corp.†	5.00%	4/15/2021	5,000	4,712,500
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	10,039,307
Wyndham Worldwide Corp.	3.90%	3/1/2023	10,000	9,512,280
Total				54,677,627

Household & Leisure Products 0.19%

Serta Simmons Holdings LLC†	8.125%	10/1/2020	15,000	15,862,500

Insurance Brokerage 0.39%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	10,235	10,490,875
HUB International Ltd.†	8.125%	10/15/2018	12,500	13,984,375
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	7,800	7,716,095
Total				32,191,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 0.35%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$10,439	$11,127,062
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	9,000	9,765,000
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	9,000	8,325,000
Total				29,217,062

Investments & Miscellaneous Financial Services 1.25%

FMR LLC†	5.35%	11/15/2021	14,800	16,047,344
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	12,399,132
Legg Mason, Inc.	5.50%	5/21/2019	10,000	10,904,830
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,801,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	17,500	17,675,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	27,000	26,662,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	17,000	16,702,500
Total				104,193,056

Leisure 0.44%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	10,000	9,587,500
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	14,110	15,026,819
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	8,850	8,628,750
Viking Cruises Ltd.†	8.50%	10/15/2022	3,000	3,337,500
Total				36,580,569

Life Insurance 0.37%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,500	11,960,000
MetLife Capital Trust X†	9.25%	4/8/2038	15,075	19,220,625
Total				31,180,625

Machinery 1.31%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	11,379,375
Flowserve Corp.	3.50%	9/15/2022	3,880	3,670,096
Gardner Denver, Inc.†	6.875%	8/15/2021	14,000	13,895,000
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	11,750	11,573,750
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	25,000	27,937,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery (continued)

Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019		$16,500	$18,108,750
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021		10,000	10,375,000
Steelcase, Inc.	6.375%	2/15/2021		11,175	12,451,677
Total					109,391,148

Managed Care 0.20%

Centene Corp.	5.75%	6/1/2017		15,525	16,456,500

Media: Broadcast 0.86%

Allbritton Communications Co.	8.00%	5/15/2018		5,000	5,406,250
AMC Networks, Inc.	4.75%	12/15/2022		10,960	10,302,400
AMC Networks, Inc.	7.75%	7/15/2021		12,000	13,410,000
Clear Channel Communications, Inc.	4.90%	5/15/2015		3,000	2,827,500
Clear Channel Communications, Inc.	9.00%	12/15/2019		14,000	13,790,000
Clear Channel Communications, Inc.	11.25%	3/1/2021		17,500	18,156,250
LIN Television Corp.	8.375%	4/15/2018		7,500	8,025,000
Total					71,917,400

Media: Cable 3.57%

Cablevision Systems Corp.	5.875%	9/15/2022		28,000	27,580,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021		8,100	7,816,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023		11,500	10,953,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		17,500	19,118,750
CSC Holdings LLC	8.625%	2/15/2019		7,375	8,591,875
DISH DBS Corp.	4.25%	4/1/2018		6,150	6,188,438
DISH DBS Corp.	5.125%	5/1/2020		29,450	29,302,750
DISH DBS Corp.	5.875%	7/15/2022		15,000	14,850,000
DISH DBS Corp.	6.75%	6/1/2021		16,650	17,586,562
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		6,600	7,293,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023		26,925	27,059,625
Mediacom Communications Corp.	9.125%	8/15/2019		32,450	35,613,875
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018		8,550	9,063,000
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019		7,075	7,570,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH†(a)	5.50%	9/15/2022	EUR	6,000	8,040,153
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023		$11,625	11,072,812
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	7.50%	3/15/2019		4,450	4,828,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Cable (continued)

UPCB Finance V Ltd.†	7.25%	11/15/2021		$14,000	$15,330,000
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019		15,000	16,312,500
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021		14,000	13,720,000
Total					297,892,090

Media: Diversified 0.24%

Netflix, Inc.†	5.375%	2/1/2021		20,000	19,950,000

Media: Services 0.61%

Affinion Group, Inc.	11.50%	10/15/2015		18,500	16,187,500
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		15,500	11,780,000
Southern Graphics, Inc.†	8.375%	10/15/2020		10,000	10,400,000
WMG Acquisition Corp.†	6.00%	1/15/2021		3,870	4,034,475
WMG Acquisition Corp.	11.50%	10/1/2018		7,500	8,681,250
Total					51,083,225

Medical Products 0.99%

Biomet, Inc.	6.50%	8/1/2020		31,500	32,681,250
Grifols, Inc.	8.25%	2/1/2018		5,100	5,501,625
Hologic, Inc.	6.25%	8/1/2020		9,000	9,416,250
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		7,500	8,315,625
Life Technologies Corp.	6.00%	3/1/2020		5,300	5,976,275
Mallinckrodt International Finance SA†	4.75%	4/15/2023		5,750	5,477,415
Polymer Group, Inc.	7.75%	2/1/2019		8,000	8,590,000
Thermo Fisher Scientific, Inc.	3.60%	8/15/2021		7,000	6,899,613
Total					82,858,053

Metals/Mining (Excluding Steel) 0.76%

Allied Nevada Gold Corp.†(a)	8.75%	6/1/2019	CAD	887	620,009
Arch Coal, Inc.	7.25%	6/15/2021		$15,000	11,437,500
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021		7,500	5,625,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		8,000	8,240,496
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019		23,000	24,897,500
James River Coal Co.	7.875%	4/1/2019		5,000	1,650,000
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		14,350	5,955,250
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022		4,675	4,699,422
Total					63,125,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Monoline Insurance 0.22%

Fidelity National Financial, Inc.	6.60%	5/15/2017	$16,250	$18,142,898

Oil Field Equipment & Services 1.88%

BakerCorp International, Inc.	8.25%	6/1/2019	4,400	4,400,000
Basic Energy Services, Inc.	7.75%	2/15/2019	8,000	8,120,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,040,000
FMC Technologies, Inc.	3.45%	10/1/2022	6,475	6,221,335
Gulfmark Offshore, Inc.	6.375%	3/15/2022	16,800	16,884,000
Hornbeck Offshore Services, Inc.	5.00%	3/1/2021	12,000	11,550,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	20,300,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,721,250
Offshore Group Investment Ltd.	7.125%	4/1/2023	6,200	6,076,000
Oil States International, Inc.†	5.125%	1/15/2023	3,000	3,296,250
Oil States International, Inc.	6.50%	6/1/2019	16,000	17,040,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,250	3,412,500
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	1,825	1,939,063
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	20,741,588
SESI LLC	6.375%	5/1/2019	6,700	7,118,750
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	6,600	6,996,000
Total				156,856,736

Oil Refining & Marketing 0.31%

Tesoro Corp.	5.375%	10/1/2022	10,000	9,600,000
Tesoro Corp.	9.75%	6/1/2019	15,000	16,462,500
Total				26,062,500

Packaging 2.53%

AEP Industries, Inc.	8.25%	4/15/2019	15,000	16,200,000
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	9,500	10,117,500
Ball Corp.	4.00%	11/15/2023	12,000	10,830,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	46,570	51,459,850
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,786,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	$10,000	$10,087,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	45,000	47,250,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	8,225	8,965,250
Sealed Air Corp.†	6.875%	7/15/2033	25,000	23,250,000
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,356,250
Tekni-Plex, Inc.†	9.75%	6/1/2019	9,285	10,492,050
Total				210,794,400

Pharmaceuticals 0.57%

Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	23,100	23,995,125
Valeant Pharmaceuticals International†	6.375%	10/15/2020	12,000	12,540,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico)(b)	7.75%	9/15/2018	10,000	10,900,000
Total				47,435,125

Printing & Publishing 0.15%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	12,751,250

Property & Casualty 0.11%

Hockey Merger Sub 2, Inc.†(g)	7.875%	10/1/2021	5,900	5,936,875
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,000	3,187,527
Total				9,124,402

Railroads 0.44%

Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	21,075,000
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	2.35%	5/15/2020	11,750	11,218,830
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	4,700	4,676,500
Total				36,970,330

Real Estate Development & Management 0.19%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	9,000	9,090,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	7,200	7,065,986
Total				16,155,986

Real Estate Investment Trusts 1.20%

Camden Property Trust	2.95%	12/15/2022	5,000	4,583,700
DDR Corp.	7.875%	9/1/2020	11,000	13,482,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	$9,600	$10,423,565
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	10,000	11,142,330
Health Care REIT, Inc.	4.95%	1/15/2021	11,700	12,409,090
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,369,590
Kilroy Realty LP	3.80%	1/15/2023	10,000	9,406,130
ProLogis LP	6.875%	3/15/2020	7,574	8,941,183
ProLogis LP(h)	8.65%	5/15/2016	8,150	8,628,421
Washington Real Estate Investment Trust	3.95%	10/15/2022	10,000	9,636,870
Total				100,023,194

Restaurants 0.16%

DineEquity, Inc.	9.50%	10/30/2018	5,911	6,605,542
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	6,700	6,444,563
Total				13,050,105

Software/Services 4.47%

Activision Blizzard, Inc.†	5.625%	9/15/2021	14,400	14,454,000
Activision Blizzard, Inc.†	6.125%	9/15/2023	6,300	6,347,250
Alliance Data Systems Corp.†	6.375%	4/1/2020	53,000	55,120,000
BMC Software Finance, Inc.†	8.125%	7/15/2021	12,000	12,510,000
Ceridian Corp.	11.25%	11/15/2015	5,750	5,836,250
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	19,425	19,111,267
First Data Corp.†	8.25%	1/15/2021	34,900	36,208,750
First Data Corp.	11.25%	3/31/2016	5,148	5,173,740
First Data Corp.†	11.25%	1/15/2021	14,325	15,041,250
First Data Corp.	12.625%	1/15/2021	40,200	44,421,000
Infor US, Inc.	9.375%	4/1/2019	10,000	11,225,000
NeuStar, Inc.	4.50%	1/15/2023	14,380	12,977,950
Nuance Communications, Inc.†	5.375%	8/15/2020	18,000	17,100,000
SERENA Software, Inc.	10.375%	3/15/2016	6,074	6,134,740
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	18,000	19,620,000
SRA International, Inc.	11.00%	10/1/2019	7,475	7,848,750
SunGard Data Systems, Inc.	6.625%	11/1/2019	31,500	32,287,500
SunGard Data Systems, Inc.	7.375%	11/15/2018	14,000	14,875,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,557,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,531,250
VeriSign, Inc.†	4.625%	5/1/2023	17,500	16,537,500
Total				372,918,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 2.73%

Brookstone Co., Inc.†	13.00%	10/15/2014	$7,058	$5,628,755
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,265,625
CDR DB Sub, Inc.†	7.75%	10/15/2020	30,000	30,150,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	6,000	5,895,000
Claire’s Stores, Inc.	8.875%	3/15/2019	7,000	7,525,000
Claire’s Stores, Inc.†	9.00%	3/15/2019	9,700	10,791,250
CST Brands, Inc.†	5.00%	5/1/2023	12,000	11,370,000
J. Crew Group, Inc.	8.125%	3/1/2019	14,000	14,822,500
Limited Brands, Inc.	7.00%	5/1/2020	15,000	16,650,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,565,625
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,968,750
LKQ Corp.†	4.75%	5/15/2023	9,950	9,253,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	9,375	9,539,062
Michaels Stores, Inc.	7.75%	11/1/2018	7,400	7,992,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	10,775,000
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	5,000	5,100,000
QVC, Inc.	4.375%	3/15/2023	7,750	7,221,047
QVC, Inc.†	7.375%	10/15/2020	17,500	19,023,200
Rent-A-Center, Inc.†	4.75%	5/1/2021	5,450	5,095,750
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	7,757,750
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	7,000	7,367,500
Total				227,757,314

Steel Producers/Products 0.78%

Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	14,582,070
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,451,640
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	12,000	12,330,000
ArcelorMittal (Luxembourg)(b)	6.00%	3/1/2021	5,000	5,162,500
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	8,000	7,600,000
Essar Steel Algoma, Inc. (Canada)†(b)	9.875%	6/15/2015	6,500	5,167,500
JMC Steel Group†	8.25%	3/15/2018	8,000	7,860,000
Total				65,153,710

Support: Services 2.28%

ADT Corp. (The)	4.125%	6/15/2023	8,510	7,607,897
Ashtead Capital, Inc.†	6.50%	7/15/2022	3,600	3,825,000
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,366,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	4/1/2023	3,000	2,790,000
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	18,700	18,513,000
FTI Consulting, Inc.	6.00%	11/15/2022	9,300	9,276,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

FTI Consulting, Inc.	6.75%	10/1/2020	$14,350	$15,246,875
Hertz Corp. (The)	5.875%	10/15/2020	2,280	2,359,800
Hertz Corp. (The)	7.50%	10/15/2018	25,000	27,062,500
Iron Mountain, Inc.	5.75%	8/15/2024	9,250	8,371,250
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	11,479,000
Iron Mountain, Inc.	8.375%	8/15/2021	6,164	6,657,120
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,995,000
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	12,400	13,888,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	10,700	11,930,500
Sotheby’s†	5.25%	10/1/2022	20,000	19,050,000
United Rentals North America, Inc.	6.125%	6/15/2023	7,000	7,070,000
United Rentals North America, Inc.	7.625%	4/15/2022	10,000	10,925,000
Total				190,413,942

Telecommunications Equipment 0.31%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	5,000	4,250,000
CommScope, Inc.†	8.25%	1/15/2019	20,000	21,950,000
Total				26,200,000

Telecommunications: Integrated/Services 3.40%

CenturyLink, Inc.	6.15%	9/15/2019	15,000	15,637,500
CenturyLink, Inc.	6.45%	6/15/2021	30,000	30,000,000
DigitalGlobe, Inc.†	5.25%	2/1/2021	18,500	17,760,000
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	17,629,375
Equinix, Inc.	5.375%	4/1/2023	3,950	3,752,500
Equinix, Inc.	7.00%	7/15/2021	12,150	12,985,313
Frontier Communications Corp.	7.125%	1/15/2023	3,950	3,979,625
Frontier Communications Corp.	7.625%	4/15/2024	7,800	7,839,000
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,366,250
GCI, Inc.	6.75%	6/1/2021	5,000	4,750,000
Hellas II (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	29,768,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	4/1/2019	3,500	3,762,500
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	22,175	24,059,875
Intelsat Luxembourg SA (Luxembourg)†(b)	7.75%	6/1/2021	17,075	17,736,656
Intelsat Luxembourg SA (Luxembourg)†(b)	8.125%	6/1/2023	7,300	7,728,875
MasTec, Inc.	4.875%	3/15/2023	12,950	12,173,000
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	13,750,000
SES (Luxembourg)†(b)	3.60%	4/4/2023	8,600	8,140,803
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	13,400	12,880,750
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	9,532	8,483,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)

Verizon Communications, Inc.	5.15%	9/15/2023	$9,850	$10,577,767
Windstream Corp.	7.50%	4/1/2023	12,000	11,910,000
Total				283,673,519

Telecommunications: Wireless 4.52%

American Tower Corp.	4.70%	3/15/2022	20,300	19,758,193
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	15,310	13,832,371
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,745,000
Cricket Communications, Inc.	7.75%	10/15/2020	29,000	32,951,250
Crown Castle International Corp.	5.25%	1/15/2023	6,825	6,313,125
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	18,432	19,998,720
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,500	16,500,000
MetroPCS Wireless, Inc.	6.625%	11/15/2020	15,000	15,600,000
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	21,725,000
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	5,350	4,988,875
NII Capital Corp.	8.875%	12/15/2019	8,300	6,515,500
NII Capital Corp.	10.00%	8/15/2016	2,500	2,412,500
SBA Telecommunications, Inc.	5.75%	7/15/2020	12,000	11,970,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	6,500	7,052,500
Sprint Capital Corp.	6.90%	5/1/2019	45,000	46,462,500
Sprint Communications, Inc.	7.00%	8/15/2020	23,600	24,131,000
Sprint Corp.†	7.875%	9/15/2023	9,400	9,611,500
Sprint Nextel Corp.†	7.00%	3/1/2020	15,500	16,740,000
Sprint Nextel Corp.	9.125%	3/1/2017	15,000	17,325,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	11,450	11,993,875
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,425,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	8,550	9,234,000
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	8,500	8,840,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	34,000	36,167,500
Wind Acquisition Holdings Finance SA PIK (Italy)†(b)	12.25%	7/15/2017	3,950	3,920,375
Total				377,213,784

Transportation (Excluding Air/Rail) 0.27%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	9,750	9,768,749
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	12,967,500
Total				22,736,249
Total High Yield Corporate Bonds (cost $6,537,922,713)				6,713,015,946

MUNICIPAL BOND 0.20%

Other Revenue

NYC Indus Dev Agy, NY† (cost $12,000,000)	11.00%	3/1/2029	12,000	16,780,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Dividend Rate	Shares (000)	Fair Value
PREFERRED STOCKS 0.55%

Agency/Government Related 0.03%

Fannie Mae*	—	481	$2,811,376

Banking 0.33%

GMAC Capital Trust I	8.125%	275	7,356,250
Texas Capital Bancshares, Inc.	6.50%	467	10,001,760
U.S. Bancorp	3.50%	13	9,794,350
Total			27,152,360

Forestry/Paper 0.11%

Weyerhaeuser Co.	6.375%	177	9,398,652

Property & Casualty 0.08%

Allstate Corp. (The)	5.10%	274	6,362,368

Total Preferred Stocks (cost $55,598,301)			45,724,756

	Exercise Price	Expiration Date
WARRANTS 0.03%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	2,003,237

Media: Broadcast 0.01%

ION Media Networks, Inc.*(i)	687.00	12/18/2016	2	243,750
ION Media Networks, Inc.*(i)	500.00	12/18/2016	2	612,250
Total				856,000
Total Warrants (cost $10,926,080)				2,859,237

Total Long-Term Investments (cost $7,916,227,001)				8,202,095,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.98%

CONVERTIBLE BONDS 0.15%

Health Services 0.06%

LifePoint Hospitals, Inc.	3.50%	5/15/2014	$5,000	$5,287,500

Real Estate Investment Trusts 0.09%

Boston Properties LP†	3.625%	2/15/2014	7,000	7,196,875

Total Convertible Bonds (cost $12,768,185)				12,484,375

FLOATING RATE LOAN 0.13%

Media: Diversified

Activision Blizzard, Inc. Secured Bridge Loan (cost $11,000,000)	—	7/25/2014	11,000	11,000,000

REPURCHASE AGREEMENT 0.70%

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $610,000 of Home Loan Mortgage Corp. at 0.42% due 6/19/2015; $26,990,000 of Federal National Mortgage Assoc. at 0.42% due 6/5/2015; $16,085,000 of U.S. Treasury Note at 2.125% due 5/31/2015; and $14,930,000 of U.S. Treasury Note at 0.25% due 5/31/2015 value: $59,283,232 proceeds: $58,116,479 (cost $58,116,479)			58,116	58,116,479

Total Short-Term Investments (cost $81,884,664)				81,600,854

Total Investments in Securities 99.23% (cost $7,998,111,665)				8,283,696,660

Cash and Other Assets in Excess of Liabilities(j) 0.77%				64,408,869

Net Assets 100.00%				$8,348,105,529

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at September 30, 2013.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405%% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Securities purchased on a when-issued basis (See Note 2(f)).
(h)	Security has been partially segregated to cover margin requirements for open futures contracts as of September 30, 2013.
(i)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at September 30, 2013
Warrant	April 15, 2011	1,950	$4,318,663	$125.00
Warrant	April 15, 2011	1,975	5,785,009	310.00

(j)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	J.P. Morgan	10/24/2013	4,780,000	$7,391,620	$7,737,008	$(345,388)
euro	Sell	Morgan Stanley	12/11/2013	40,635,000	53,711,709	54,983,198	(1,271,489)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,616,877)

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2013	1,350	Short	$(170,627,344)	$(3,387,424)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2	Level 3	Total
Common Stocks	$351,324,325	(3)	$—	$—	$351,324,325
Convertible Bonds	—		570,006,224	—	570,006,224
Convertible Preferred Stocks
Aerospace/Defense	28,183,650		—	—	28,183,650
Auto Parts & Equipment	—		4,755,894	—	4,755,894
Automakers	11,534,500		—	—	11,534,500
Banking	23,570,662		—	—	23,570,662
Electric: Integrated	40,003,800		—	—	40,003,800
Food: Wholesale	—		19,023,750	—	19,023,750
Investments & Miscellaneous Financial Services	—		30,394,625	—	30,394,625
Life Insurance	11,464,000		—	—	11,464,000
Metals/Mining (Excluding Steel)	15,816,000		—	—	15,816,000
Railroads	—		15,390,000	—	15,390,000
Real Estate Investment Trusts	3,086,400		—	—	3,086,400
Steel Producers/Products	6,017,200		—	—	6,017,200
Telecommunications: Integrated/Services	—		2,442,800	—	2,442,800
Floating Rate Loans(4)
Chemicals	—		3,997,500	—	3,997,500
Diversified Capital Goods	—		3,994,812	1,789,375	5,784,187
Electric: Integrated	—		6,728,596	—	6,728,596
Food & Drug Retailers	—		16,147,110	—	16,147,110
Food: Wholesale	—		8,998,651	4,019,096	13,017,747
Health Facilities	—		10,039,732	—	10,039,732
Health Services	—		9,962,266	—	9,962,266
Investments & Miscellaneous Financial Services	—		6,874,125	5,355,026	12,229,151
Media: Broadcast	—		18,259,772	—	18,259,772
Media: Cable	—		8,465,150	—	8,465,150
Media: Diversified	—		27,500,000	—	27,500,000
Media: Services	—		22,083,008	—	22,083,008
Oil Field Equipment & Services	—		13,978,160	—	13,978,160
Software/Services	—		20,948,231	—	20,948,231
Foreign Bonds	—		44,990,572	—	44,990,572
Foreign Government Obligations	—		19,195,654	—	19,195,654
Government Sponsored Enterprises Pass-throughs	—		60,859,016	—	60,859,016
High Yield Corporate Bonds
Automakers	—		24,551,250	1,500	24,552,750
Banking	—		224,759,139	2,250	224,761,389
Telecommunications: Integrated/Services	—		283,672,019	1,500	283,673,519
Other	—		6,180,028,288	—	6,180,028,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bond	—	16,780,560	—	16,780,560
Preferred Stocks
Banking	17,358,010	9,794,350	—	27,152,360
Other	18,572,396	—	—	18,572,396
Warrants	2,003,237	—	856,000	2,859,237
Repurchase Agreement	—	58,116,479	—	58,116,479
Total	$528,934,180	$7,742,737,733	$12,024,747	$8,283,696,660
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,616,877)	—	(1,616,877)
Futures Contracts
Assets	—	—	—	—
Liabilities	(3,387,424)	—	—	(3,387,424)
Unfunded Commitments
Assets	—	61,214	—	61,214
Liabilities	—	—	—	—
Total	$(3,387,424)	$(1,555,663)	$—	$(4,943,087)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Tribune Co. was categorized as Level 2 on December 31, 2012 due to the use of an observable dealer quotation. This security was listed on the NASDAQ on January 4, 2013. Therefore, as of September 30, 2013, this security was categorized as a Level 1 due to the use of an unadjusted quoted market closing price in an active market. Accordingly, $4,017,921 was transferred from Level 2 to Level 1 during the period ended September 30, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of January 1, 2013	$14,455,169	$42,975	$1,081,250
Accrued discounts/premiums	125,001	—	—
Realized gain (loss)	197,448	—	—
Change in unrealized appreciation/depreciation	(268,078)	(37,725)	(225,250)
Purchases	5,285,014	—	—
Sales	(11,691,002)	—	—
Net transfers in or out of Level 3	3,059,945	—	—
Balance as of September 30, 2013	$11,163,497	$5,250	$856,000

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2013, the Fund had the following unfunded loan commitments:

Security Name
Diamond Foods, Inc. Revolver	$1,992,651
Nieman Marcus Group, Inc. Bridge Term Loan	7,692,308
Nieman Marcus Group, Inc. Bridge Term Loan	12,307,692
Tenet Healthcare Corp. Unsecured Bridge Loan	24,000,000
Total	$45,992,651

(i)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2013 (as described in note 2(d)). A forward foreign currency exchange contract reduces Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2013 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2013, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Liabilities Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$1,616,877	$1,616,877
Futures Contracts	3,387,424	—	3,387,424
Total	$3,387,424	$1,616,877	$5,004,301

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of September 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,059,989,006
Gross unrealized gain	452,928,060
Gross unrealized loss	(229,220,406)
Net unrealized security gain	$223,707,654

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, amortization of premium and certain securities.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013